Employee benefits - Composition (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Employee benefits
Present value of obligations (see section (f) below)	$ 70,357	$ 67,502
Fair value of the plan assets (see section (f) below)	(30,655)	(28,525)
Recognized liability for defined benefit obligations	39,702	38,977
Termination benefit-liability for early retirement	12,706	16,003
Other long-term benefits	14,218	13,010
Presented as current liabilities:
Liability for annual leave	7,779	7,459
Current portion of liability for early retirement	5,134	6,081
Total employee benefits	79,539	81,530
Presented in the statement of financial position as follows:
Current (Note 14)	12,913	13,540
Non-current	66,626	67,990
Total employee benefits	$ 79,539	$ 81,530